Offsets	Nov. 26, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	REGENXBIO Inc.
Form or Filing Type	S-3
File Number	333-269086
Initial Filing Date	Mar. 13, 2025
Fee Offset Claimed	$ 41,430.00
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 300,000,000.00
Offset Note	The registrant previously paid a registration fee of $45,930.00 with respect to Post-Effective Amendment No. 1 to the registrant's Registration Statement on Form S-3 (File No. 333-269086), which was filed by the registrant on March 13, 2025 (the "Prior Registration Statement") pertaining to the registration of an indeterminant aggregate initial offering price or number or amount of securities with an aggregate initial offering price not to exceed $300,000,000, all of which remained unsold. Pursuant to Rule 457(p) under the Securities Act, the registrant is entitled to offset the full registration fee of $45,930.00 with respect to unsold securities registered under the Prior Registration Statement.
Termination / Withdrawal Statement	The registrant has terminated or completed any offerings that included the unsold securities under the Prior Registration Statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	REGENXBIO Inc.
Form or Filing Type	S-3
File Number	333-269086
Filing Date	Mar. 13, 2025
Fee Paid with Fee Offset Source	$ 41,430.00